Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of Earnings Per Share

	2018			2017			2016

	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence
				Revised		Revised

Basic earnings per share (ordinary shares of 25p each)	6,032	2,285	264.0	37,485	2,044	1,833.9	4,648	1,858	250.2

Share options	–	7	(0.8)	–	7	(6.3)	–	7	(1.0)

Diluted earnings per share	6,032	2,292	263.2	37,485	2,051	1,827.6	4,648	1,865	249.2

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.

Summary of Adjusted Earnings Per Share

Earnings have been affected by a number of adjusting items, which are described in notes 3 to 6. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

		Basic

		2018		2017		2016

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
				Revised	Revised

Basic earnings per share		6,032	264.0	37,485	1,833.9	4,648	250.2

Effect of restructuring and integration costs	3(e)	363	15.9	600	29.4	603	32.4

Tax and non-controlling interests on restructuring and integration costs		(83)	(3.6)	(133)	(6.5)	(90)	(4.9)

Effect of amortisation and impairment of trademarks and similar intangibles	3(f)	377	16.5	383	18.7	149	8.0

Tax on amortisation and impairment of trademarks and similar intangibles		(78)	(3.4)	(90)	(4.4)	(32)	(1.7)

Effect of associates' adjusting items net of tax	5(a)	(32)	(1.4)	(23,197)	(1,134.9)	(900)	(48.4)

Effect of hyperinflation on Venezuela's retained earnings	3(h),4(b)	65	2.8	–	–	–	–

Other adjusting items	3(h)	184	8.0	534	26.1	53	2.9

Tax effect on other adjusting items		(44)	(1.9)	(184)	(8.9)	(5)	(0.3)

Deferred tax relating to changes in tax rates	13	(79)	(3.5)	(9,586)	(469.0)	–	–

Release of deferred tax on unremitted earnings from associates	6(d)	–	–	(180)	(8.8)	–	–

Effect of Fox River	3(g)	–	–	–	–	20	1.1

Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI)	6(d)	–	–	–	–	61	3.3

Effect of interest on FII GLO settlement and other	4(b)	41	1.8	43	2.1	25	1.3

Effect of retrospective guidance on WHT	6(d)	55	2.4	–	–	–	–

Effect of adjusting finance costs in relation to acquisition of RAI	4(b)	–	–	153	7.5	–	–

Tax Effect of adjusting finance costs in relation to acquisition of RAI		–	–	(49)	(2.4)	–	–

Effect of hedge ineffectiveness	4(b)	–	–	9	0.4	(18)	(1.0)

Tax effect on hedge ineffectiveness		–	–	(2)	(0.1)	–	–

Effect of US bond buy back	4(b)	–	–	–	–	101	5.5

Adjusted earnings per share (basic)		6,801	297.6	5,786	283.1	4,615	248.4

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.

		Diluted

		2018		2017		2016

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
				Revised	Revised

Diluted earnings per share		6,032	263.2	37,485	1,827.6	4,648	249.2

Effect of restructuring and integration costs	3(e)	363	15.8	600	29.3	603	32.3

Tax and non-controlling interests on restructuring and integration costs		(83)	(3.6)	(133)	(6.5)	(90)	(4.8)

Effect of amortisation and impairment of trademarks and similar intangibles	3(f)	377	16.4	383	18.7	149	8.0

Tax on amortisation and impairment of trademarks and similar intangibles		(78)	(3.4)	(90)	(4.4)	(32)	(1.7)

Effect of associates' adjusting items net of tax	5(a)	(32)	(1.4)	(23,197)	(1,131.0)	(900)	(48.3)

Effect of hyperinflation on Venezuela's retained earnings	3(h),4(b)	65	2.8	–	–	–	–
				–	–	–	–
Other adjusting items	3(h)	184	8.0	534	26.0	53	2.9

Tax effect on other adjusting items		(44)	(1.9)	(184)	(8.9)	(5)	(0.3)

Deferred tax relating to changes in tax rates	13	(79)	(3.4)	(9,586)	(467.4)	–	–

Release of deferred tax on unremitted earnings from associates	6(d)	–	–	(180)	(8.8)	–	–

Effect of Fox River	3(g)	–	–	–	–	20	1.1

Effect of additional deferred tax charge from gain on divestiture of assets by associate (RAI)	6(d)	–	–	–	–	61	3.3

Effect of interest on FII GLO settlement and other	4(b)	41	1.8	43	2.1	25	1.3

Effect of retrospective guidance on WHT	6(d)	55	2.4	–	–	–	–

Effect of adjusting finance costs in relation to acquisition of RAI	4(b)	–	–	153	7.5	–	–

Tax Effect of adjusting finance costs in relation to acquisition of RAI		–	–	(49)	(2.4)	–	–

Effect of hedge ineffectiveness	4(b)	–	–	9	0.4	(18)	(1.0)

Tax effect on hedge ineffectiveness		–	–	(2)	(0.1)	–	–

Effect of US bond buy back	4(b)	–	–	–	–	101	5.5

Adjusted earnings per share (diluted)		6,801	296.7	5,786	282.1	4,615	247.5

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.

Summary of Headline Earnings Per Share

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 4/2018 ‘Headline Earnings’, as issued by the South African Institute of Chartered Accountants.

	Basic

	2018		2017		2016

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
			Revised	Revised

Basic earnings per share	6,032	264.0	37,485	1,833.9	4,648	250.2

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	238	10.3	179	8.7	126	6.8

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(65)	(2.8)	(35)	(1.7)	(35)	(1.9)

Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(11)	(0.5)	(48)	(2.3)	(59)	(3.2)

Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	4	0.2	13	0.6	30	1.6

Effect of gains on disposal of businesses, non-current investments and brands	(10)	(0.4)	–	–	–	–

Tax on gains on disposal of businesses, non-current investments and brands	2	0.1	–	–	–	–

Gain on deemed disposal of RAI associate	–	–	(23,288)	(1,139.3)	–	–

Write-off of investment in associate	–	–	27	1.3	–	–

Share of associates' gains on disposal of assets	–	–	–	–	(941)	(50.6)

Tax effect of associates' disposal of assets	–	–	–	–	61	3.3

Issue of shares and change in shareholding in associate	(22)	(1.0)	(29)	(1.4)	(11)	(0.6)

Headline earnings per share (basic)	6,168	269.9	14,304	699.8	3,819	205.6

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.

	Diluted

	2018		2017		2016

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence
			Revised	Revised

Diluted earnings per share	6,032	263.2	37,485	1,827.6	4,648	249.2

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	238	10.3	179	8.6	126	6.8

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(65)	(2.8)	(35)	(1.7)	(35)	(1.9)

Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(11)	(0.5)	(48)	(2.3)	(59)	(3.2)

Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	4	0.2	13	0.6	30	1.6

Effect of gains on disposal of businesses, non-current investments and brands	(10)	(0.4)	–	–	–	–

Tax on gains on disposal of businesses, non-current investments and brands	2	0.1	–	–	–	–

Gain on deemed disposal of RAI associate	–	–	(23,288)	(1,135.4)	–	–

Write-off of investment in associate	–	–	27	1.3	–	–

Share of associates' gains on disposal of assets	–	–	–	–	(941)	(50.4)

Tax effect of associates' disposal of assets	–	–	–	–	61	3.3

Issue of shares and change in shareholding in associate	(22)	(1.0)	(29)	(1.4)	(11)	(0.6)

Headline earnings per share (diluted)	6,168	269.1	14,304	697.3	3,819	204.8

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised 2017, as explained in notes 1 and 31.